Unaudited Condensed Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2024	Jun. 30, 2023		Dec. 31, 2023
Cash flows from operating activities:
Net Profit (loss)	$ (6,305)	$ 916		$ (16,034)	$ (2,777)		$ (6,716)
Adjustments to profit and loss items:
Depreciation and amortization	357	315		725	618		1,303
Share-based compensation	758	712		1,270	1,331		1,940
Revaluation of warrants accounted at fair value	1,927	(4,990)		8,007	(5,923)		(8,310)
Revaluation of liabilities in respect of IIA grants	237	233		470	492		427
Revaluation of liabilities in respect of TEVA	99	119		206	241		468
Financing income and exchange differences of lease liability	(11)	(9)		17	(22)		257
Increase in severance pay liability, net	13	(10)		48	67		83
Other income	0	0		0	0		(211)
Financial income, net	(405)	(759)		(918)	(1,005)		(2,231)
Un-realized foreign currency loss	11	120		78	466		189
Adjustments to profit and loss items, total	2,986	(4,269)		9,903	(3,735)		(6,085)
Changes in asset and liability items:
Decrease (increase) in trade receivables	876	(707)		753	6,115		5,658
Decrease (increase) in inventories	103	(579)		(345)	(1,162)		(906)
Decrease (increase) in other receivables	(459)	435		(574)	122		(894)
Increase (decrease) in trade payables and accrued expenses	(530)	312		(1,900)	(1,636)		(594)
Decrease in other payables	(294)	(1,359)		(34)	(1,526)		(928)
Changes in asset and liability items, total	(304)	(1,898)		(2,100)	1,913		2,336
Net cash used in operating activities	(3,623)	(5,251)		(8,231)	(4,599)		(10,465)
Cash Flows from Investing Activities:
Purchase of property and equipment	(3,016)	(1,065)		(4,275)	(2,570)		(6,464)
Interest received	522	577		1,127	879		1,947
Proceeds from (investment in) short term bank deposits, net	5,339	(25,590)		4,209	(31,830)		(29,804)
Net cash provided by (used in) investing activities	2,845	(26,078)		1,061	(33,521)		(34,321)
Cash Flows from Financing Activities:
Repayment of leases liabilities	(214)	(157)		(458)	(334)		(778)
Proceeds from exercise of warrants	111		[1]	610		[1]	0
Proceeds from issuance of shares and warrants, net	0	(248)		0	24,909		24,909
Repayment of IIA grants, net	0	0		(120)	(310)		(380)
Repayment of liabilities in respect of TEVA	0	0		(834)	(417)		(834)
Net cash provided by (used in) financing activities	(103)	(405)		(802)	23,848		22,917
Exchange rate differences on cash and cash equivalent balances	(15)	(120)		(104)	(457)		(160)
Decrease in cash and cash equivalents	(896)	(31,854)		(8,076)	(14,729)		(22,029)
Balance of cash and cash equivalents at the beginning of the period	4,686	51,020		11,866	33,895		33,895
Balance of cash and cash equivalents at the end of the period	3,790	19,166		3,790	19,166		11,866
Supplement disclosure of Non-cash transactions:
ROU asset, net recognized with corresponding lease liability	0	102		365	154		6,825
Purchase Of Property And Equipment	$ (43)	$ 0		$ (142)	$ 0		$ (1,011)

[1]	Represents an amount lower than $1.